OPERATING LEASES	6 Months Ended
Jun. 30, 2026
Operating Leases
OPERATING LEASES

NOTE 7 – OPERATING LEASES

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). All contracts are evaluated to determine whether or not they represent a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has operating leases primarily consisting of facilities with remaining lease terms of one year to three years. The lease term represents the period up to the early termination date unless it is reasonably certain that the Company will not exercise the early termination option.

Leases are classified as finance or operating in accordance with the guidance in ASC 842. The Company did not hold any finance leases as of June 30, 2026 and December 31, 2025.

The Company also has certain short-term leases related to equipment and tools. A short-term lease is a lease with a term of 12 months or less and does not include the option to purchase the underlying asset that the Company would expect to exercise. The Company has elected to adopt the short-term lease exemption in ASC 842 and as such has not recognized a “right of use” asset or lease liability for these short-term leases.

The Company’s lease agreements do not specify an implicit borrowing rate, and generally, the lease discounted rate is set at a collateralized basis for a similar term of incremental borrowing rate as the underlying lease. However, as of June 30, 2026, the Company has not obtained borrowings from financial institutions for a number of years, making the use of a standalone incremental borrowing      rate inappropriate to the new lease agreement. Consequently, the Company uses 3-year Indonesia Government Bond Yield as the applicable lease discount rate of new lease agreements since 2025. The weighted average discount rate is 6.82% for the six months ended June 30, 2026.

The components of lease expense were as follows for each of the periods presented:

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Operating lease expense	$324,782	$327,346
Short-term lease expense	18,306	20,791
Total operating lease costs	$343,088	$348,137
Other information
Operating cash flows used in operating leases	324,782	169,937
Weighted average remaining lease term (in years)	1.20	1.52
Weighted average discount rate	6.82%	10%

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2026 were as follows:

June 30, 2026
The remainder of 2026	$243,338
2027	288,180
Total lease liabilities	531,518
Less: discount on operating lease liabilities	(22,315)
Present value of operating lease liabilities	509,203
Less: Current portion of operating lease liabilities	(397,963)
Non-current portion of operating lease liabilities	$111,240